Financial Instruments and Financial Risk Management - Schedule of Offsetting Assets and Liabilities (Details) - CAD ($) $ in Millions	Dec. 31, 2022	Dec. 31, 2021
Offsetting Assets And Liabilities
Netting of collateral	$ 0.0	$ 0.0
Risk management assets - current	140.0	113.0
Risk management assets - non-current	77.0	51.0
Risk management liabilities - current	172.0	128.0
Risk management liabilities - non-current	298.0	165.0
Risk management contracts
Offsetting Assets And Liabilities
Gross amounts of recognized assets	444.0	260.0
Gross amounts offset in balance sheet	(246.0)	(107.0)
Netting of collateral	19.0	11.0
Net amount of assets presented in balance sheet	217.0	164.0
Gross amounts of recognized liabilities	716.0	400.0
Gross amounts offset in balance sheet	(246.0)	(107.0)
Netting of collateral	0.0	0.0
Net amount of liabilities presented in balance sheet	470.0	293.0
Natural gas
Offsetting Assets And Liabilities
Gross amounts of recognized assets	174.0	94.0
Gross amounts offset in balance sheet	(80.0)	(22.0)
Netting of collateral	(17.0)	(25.0)
Net amount of assets presented in balance sheet	77.0	47.0
Gross amounts of recognized liabilities	360.0	164.0
Gross amounts offset in balance sheet	(80.0)	(22.0)
Netting of collateral	0.0	(4.0)
Net amount of liabilities presented in balance sheet	280.0	138.0
Energy exports
Offsetting Assets And Liabilities
Gross amounts of recognized assets	105.0	61.0
Gross amounts offset in balance sheet	(112.0)	(60.0)
Netting of collateral	34.0	37.0
Net amount of assets presented in balance sheet	27.0	38.0
Gross amounts of recognized liabilities	112.0	81.0
Gross amounts offset in balance sheet	(112.0)	(60.0)
Netting of collateral	0.0	2.0
Net amount of liabilities presented in balance sheet	0.0	23.0
Crude oil and NGLs
Offsetting Assets And Liabilities
Gross amounts of recognized assets	6.0
Gross amounts offset in balance sheet	(4.0)
Netting of collateral	2.0
Net amount of assets presented in balance sheet	4.0
Gross amounts of recognized liabilities	4.0	6.0
Gross amounts offset in balance sheet	(4.0)	0.0
Netting of collateral	0.0	2.0
Net amount of liabilities presented in balance sheet	0.0	8.0
NGL frac spread
Offsetting Assets And Liabilities
Gross amounts of recognized assets	6.0	4.0
Gross amounts offset in balance sheet	(6.0)	0.0
Netting of collateral	0.0	0.0
Net amount of assets presented in balance sheet	0.0	4.0
Gross amounts of recognized liabilities	9.0	23.0
Gross amounts offset in balance sheet	(6.0)	0.0
Netting of collateral	0.0	0.0
Net amount of liabilities presented in balance sheet	3.0	23.0
Power
Offsetting Assets And Liabilities
Gross amounts of recognized assets	153.0	101.0
Gross amounts offset in balance sheet	(44.0)	(25.0)
Netting of collateral	0.0	(1.0)
Net amount of assets presented in balance sheet	109.0	75.0
Gross amounts of recognized liabilities	231.0	126.0
Gross amounts offset in balance sheet	(44.0)	(25.0)
Netting of collateral	0.0	0.0
Net amount of liabilities presented in balance sheet	$ 187.0	$ 101.0